Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.92%	1.14%	2.12%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	5.09%	1.33%	2.15%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	7.15%	2.35%	2.76%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	7.21%	2.39%	2.77%
Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.47%	1.03%	1.41%
Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.22%	1.27%	1.55%
Bloomberg U.S. Aggregate Bond Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent	5.53%	1.10%	1.81%